Fees Summary	Aug. 08, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 996,285,000.00
Previously Paid Amount	0.00
Total Fee Amount	147,051.67
Total Offset Amount	$ 0.00
Narrative Disclosure	The maximum aggregate amount of the securities to which the prospectus relates is 1,000,000,000. The prospectus is a final prospectus for the related offering.
Net Fee	$ 147,051.67
Narrative - Max Aggregate Offering Price	$ 996,285,000.00
Narrative - Max Aggregate Offering Amount | shares	1,000,000,000
Final Prospectus	true